SCHEDULE OF LEASE LIABILITIES (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Opening	$ 15,454	$ 14,525
Addition during the year	10,442	9,439
De-recognised during the year	(3,799)	(1,512)
Accretion of interest	827	766
Lease payments	(8,638)	(7,764)
Closing	$ 14,286	$ 15,454